Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 1,089	$ 347
Deferred costs	677	294
Deferred financing fees	1,138	328
Other	31	54
Other assets	$ 2,935	$ 1,023